Investments in Joint Ventures and Associates - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized statement of financial position
Cash and cash equivalents	€ 3,469	€ 4,074	€ 3,402
Total assets	327,390	301,581
Other current liabilities	6,930	8,210
Other non-current liabilities	194	180
Total liabilities	318,077	292,026
Interest expense	(190)	(182)	(182)
Profit or loss	660	(346)	(25)
Income tax (expense) or income	16	209	(71)
Post-tax profit or (loss)	676	(199)	(540)
Other comprehensive income	573	421	(870)
Total comprehensive income	1,248	222	€ (1,410)
Santander Spain Life [member]
Summarized statement of financial position
Cash and cash equivalents	30	18
Other current assets	63	76
Total current assets	93	94
Non-current assets	1,023	1,056
Total assets	1,116	1,150
Current financial liabilities excluding trade payables and other provisions	0	0
Other current liabilities	53	64
Current liabilities	53	64
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	406	403
Total non-current financial liabilities	406	403
Total liabilities	459	467
Net assets	657	683
Revenue	340	482
Depreciation and amortization	(34)	(32)
Interest income	6	4
Interest expense	0	0
Profit or loss	95	97
Income tax (expense) or income	(21)	(24)
Post-tax profit or (loss)	74	73
Other comprehensive income	4	9
Total comprehensive income	78	82
Dividends received	53	58
AIFMC [member]
Summarized statement of financial position
Cash and cash equivalents	436	421
Other current assets	744	654
Total current assets	1,180	1,075
Non-current assets	194	0
Total assets	1,374	1,075
Current financial liabilities excluding trade payables and other provisions	0	0
Other current liabilities	350	(149)
Current liabilities	350	(149)
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	38	414
Total non-current financial liabilities	38	414
Total liabilities	388	265
Net assets	985	810
Revenue	415	478
Depreciation and amortization	(6)	(5)
Interest income	18	10
Interest expense	0	0
Profit or loss	280	193
Income tax (expense) or income	(78)	(53)
Post-tax profit or (loss)	202	140
Other comprehensive income	0	0
Total comprehensive income	202	140
Dividends received	29	122
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents	72	47
Other current assets	1,055	840
Total current assets	1,127	887
Non-current assets	7,429	6,234
Total assets	8,556	7,121
Current financial liabilities excluding trade payables and other provisions	4	0
Other current liabilities	452	643
Current liabilities	456	643
Non-current financial liabilities excluding trade payables and other provisions	66	64
Other non-current liabilities	6,874	5,257
Total non-current financial liabilities	6,941	5,321
Total liabilities	7,397	5,964
Net assets	1,159	1,157
Revenue	2,662	2,586
Depreciation and amortization	(28)	(27)
Interest income	128	117
Interest expense	(9)	(10)
Profit or loss	272	259
Income tax (expense) or income	(80)	(88)
Post-tax profit or (loss)	192	170
Other comprehensive income	(134)	32
Total comprehensive income	58	203
Dividends received	€ 59	€ 211